Segment Information (Schedule of Segment Assets) (Details) - USD ($)		Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Disclosure [Line Items]
Assets		$ 107,078,700	$ 136,799,889
Segment 1 [Member]
Segment Reporting Disclosure [Line Items]
Assets		$ 69,168,261	63,328,422
Segment 2 [Member]
Segment Reporting Disclosure [Line Items]
Assets	[1]		32,178,589
Segment 3 [Member]
Segment Reporting Disclosure [Line Items]
Assets	[2]	$ 37,910,439	$ 41,292,878

[1]	Yuanjie was deconsolidated on April 21, 2014. Yanyu was deconsolidated on October 28, 2014.
[2]	BSST was deconsolidated on November 27, 2013.